Common Stock (Details) - $ / shares	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Offsetting Assets [Line Items]
Number of warrants outstanding, ending balance			1,846,168
Weighted average exercise price, ending balance			$ 2.84
Warrant [Member]
Offsetting Assets [Line Items]
Number of warrants outstanding, beginning balance			1,846,168	2,067,834
Weighted average exercise price, beginning balance			$ 2.84	$ 2.80
Number of warrants, granted	1,604,334	488,500
Weighted average exercise price, warrant granted	$ 3.00	$ 2.10
Number of warrants, exercised				(221,666)	(25,000)
Weighted average exercise price, warrant exercised				$ 2.44	$ 2.00
Number of warrants outstanding, ending balance			1,846,168	1,846,168	2,067,834
Weighted average exercise price, ending balance			$ 2.84	$ 2.84	$ 2.80
Number of warrants outstanding, beginning balance			1,846,168	2,067,834
Weighted average exercise price, ending balance			$ 2.84	$ 2.80
Number of warrants, exercised				(221,666)	(25,000)
Weighted average exercise price, warrant exercised				$ 2.44	$ 2.00
Class of Warrant or Right, Outstanding				1,846,168	2,067,834
Weighted average exercise price, ending balance				$ 2.84	$ 2.80